General Information and Reorganization Transactions (Details)				1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 26, 2023 $ / shares	Jan. 26, 2023 $ / shares shares	Jul. 13, 2022 USD ($)	Apr. 30, 2023	Jul. 29, 2022 EUR (€)	Jun. 30, 2023 shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 $ / shares	Nov. 11, 2022 shares	Oct. 05, 2022 shares	Sep. 21, 2022 shares	Jul. 18, 2022	Jul. 14, 2022 shares	Jul. 13, 2022 € / shares shares	Jul. 13, 2022 $ / shares shares	Jul. 11, 2022 shares	Jun. 30, 2022 € / shares
General Information and Reorganization Transactions [Line Items]
Ordinary share, per share (in Euro per share) | € / shares							€ 1
Ordinary shares issued																		1
Authorized share capital per share (in Euro per share) | € / shares																€ 1
Divided (in Dollars) | €							€ 6,777,120		€ 1,321,607
Number of shares							350,000,001
Price per share (in Dollars per share) | (per share)							€ 1			$ 0.005						€ 1	$ 0.005		€ 1
Ordinary shares																1	1
Nominal value per share (in Euro per share) | € / shares																€ 1
Ordinary shares issued							300,000,000				100,000	50,000	50,000
Equity interest percentage														100.00%
Agreed to contribute (in Euro) | €							€ 253,821
Share capital due (in Euro) | €							€ 253,821
Share Payment (in Euro) | €					€ 253,821
Shareholders owning percentage							35.00%	35.00%
Aquision percentage				90.00%
Initial public offering		1,500,000
Offering price per share (in Dollars per share) | $ / shares		$ 5
Purchase price per share (in Dollars per share) | $ / shares		$ 4.65
Percentage of offering price	100.00%	93.00%
Class A Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Divided (in Dollars) | $			$ 1,750,000
Number of shares																50,000,000	50,000,000
Price per share (in Dollars per share) | $ / shares																	$ 0.005
Ordinary shares issued															8,100,000
Class B Ordinary shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares																250,000,000	250,000,000
Price per share (in Dollars per share) | $ / shares																	$ 0.005
Ordinary shares issued															100,000
Percentage of offering price						15.00%	7.00%	7.00%
Purchase to additional shares						225,000
Warrants [Member]
General Information and Reorganization Transactions [Line Items]
Warrants per share (in Dollars per share) | $ / shares	$ 5
Warrants [Member] | Class B Ordinary shares [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares issued							105,000
Preferred Stock [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares																50,000,000	50,000,000
Price per share (in Dollars per share) | $ / shares																	$ 0.005
Initial Public Offering [Member]
General Information and Reorganization Transactions [Line Items]
Net proceeds (in Dollars) | $								$ 6,900,000